Derivatives - Summary of Derivative Currency Swap Contract List (Details) - 12 months ended Dec. 31, 2022 - Currency swap contracts
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)	AUD ($)	EUR (€)	SEK (kr)
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered	Standard Chartered
Derivative, Term of Contract	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029	2014~2029
Contract Amount Pay	₩ 102,470
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.14	3.14	3.14	3.14	3.14	3.14	3.14
Contract Interest rate Receive	3.57	3.57	3.57	3.57	3.57	3.57	3.57
Contract exchange rate	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7	1,024.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale	Societe Generale
Derivative, Term of Contract	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024	2014~2024
Contract Amount Pay	₩ 105,017
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.92	4.92	4.92	4.92	4.92	4.92	4.92
Contract Interest rate Receive	5.13	5.13	5.13	5.13	5.13	5.13	5.13
Contract exchange rate	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17	1,050.17
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Amount Pay	₩ 107,970
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.75	4.75	4.75	4.75	4.75	4.75	4.75
Contract Interest rate Receive	5.13	5.13	5.13	5.13	5.13	5.13	5.13
Contract exchange rate	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7	1,079.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Derivative, Term of Contract	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024	2015~2024
Contract Amount Pay	₩ 94,219
Contract Amount Receive | $		$ 86,920
Contract Interest rate Pay	4.85	4.85	4.85	4.85	4.85	4.85	4.85
Contract Interest rate Receive	5.13	5.13	5.13	5.13	5.13	5.13	5.13
Contract exchange rate	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97	1,083.97
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 21,708
Contract Amount Receive | $		$ 19,417
Contract Interest rate Pay	5.04	5.04	5.04	5.04	5.04	5.04	5.04
Contract Interest rate Receive	6.75	6.75	6.75	6.75	6.75	6.75	6.75
Contract exchange rate	1,118	1,118	1,118	1,118	1,118	1,118	1,118
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 296,000
Contract Amount Receive | $		$ 250,000
Contract Interest rate Pay	1.21	1.21	1.21	1.21	1.21	1.21	1.21
Contract Interest rate Receive	2.50	2.50	2.50	2.50	2.50	2.50	2.50
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 177,600
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	1.24	1.24	1.24	1.24	1.24	1.24	1.24
Contract Interest rate Receive	2.50	2.50	2.50	2.50	2.50	2.50	2.50
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 118,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.24	1.24	1.24	1.24	1.24	1.24	1.24
Contract Interest rate Receive	2.50	2.50	2.50	2.50	2.50	2.50	2.50
Contract exchange rate	1,184	1,184	1,184	1,184	1,184	1,184	1,184
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.54	0.54	0.54	0.54	0.54	0.54	0.54
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 241,320
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.54	0.54	0.54	0.54	0.54	0.54	0.54
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 120,660
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.54	0.54	0.54	0.54	0.54	0.54	0.54
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6	1,206.6
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 76,355
Contract Amount Receive | $		$ 70,445
Contract Interest rate Pay	5.83	5.83	5.83	5.83	5.83	5.83	5.83
Contract Interest rate Receive	6.00	6.00	6.00	6.00	6.00	6.00	6.00
Contract exchange rate	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9	1,083.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11	1.11	1.11	1.11	1.11	1.11	1.11
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11	1.11	1.11	1.11	1.11	1.11	1.11
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 118,170
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.11	1.11	1.11	1.11	1.11	1.11	1.11
Contract Interest rate Receive	1.13	1.13	1.13	1.13	1.13	1.13	1.13
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7	1,181.7
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 385,800
Contract Amount Receive | $		$ 300,000
Contract Interest rate Pay	3.11	3.11	3.11	3.11	3.11	3.11	3.11
Contract Interest rate Receive	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 257,200
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.12	3.12	3.12	3.12	3.12	3.12	3.12
Contract Interest rate Receive	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56	3.56	3.56	3.56	3.56	3.56	3.56
Contract Interest rate Receive	4.00	4.00	4.00	4.00	4.00	4.00	4.00
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56	3.56	3.56	3.56	3.56	3.56	3.56
Contract Interest rate Receive	4.00	4.00	4.00	4.00	4.00	4.00	4.00
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 128,600
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.56	3.56	3.56	3.56	3.56	3.56	3.56
Contract Interest rate Receive	4.00	4.00	4.00	4.00	4.00	4.00	4.00
Contract exchange rate	1,286	1,286	1,286	1,286	1,286	1,286	1,286
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	4.67	4.67	4.67	4.67	4.67	4.67	4.67
Contract Interest rate Receive	5.38	5.38	5.38	5.38	5.38	5.38	5.38
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.68	4.68	4.68	4.68	4.68	4.68	4.68
Contract Interest rate Receive	5.38	5.38	5.38	5.38	5.38	5.38	5.38
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.69	4.69	4.69	4.69	4.69	4.69	4.69
Contract Interest rate Receive	5.38	5.38	5.38	5.38	5.38	5.38	5.38
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026	2022~2026
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	4.69	4.69	4.69	4.69	4.69	4.69	4.69
Contract Interest rate Receive	5.38	5.38	5.38	5.38	5.38	5.38	5.38
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 283,820
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	5.12	5.12	5.12	5.12	5.12	5.12	5.12
Contract Interest rate Receive	5.50	5.50	5.50	5.50	5.50	5.50	5.50
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028	2022~2028
Contract Amount Pay	₩ 141,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	5.13	5.13	5.13	5.13	5.13	5.13	5.13
Contract Interest rate Receive	5.50	5.50	5.50	5.50	5.50	5.50	5.50
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1	1,419.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.60	2.60	2.60	2.60	2.60	2.60	2.60
Contract Interest rate Receive	3.25	3.25	3.25	3.25	3.25	3.25	3.25
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 111,190
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.62	2.62	2.62	2.62	2.62	2.62	2.62
Contract Interest rate Receive	3.25	3.25	3.25	3.25	3.25	3.25	3.25
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.62	2.62	2.62	2.62	2.62	2.62	2.62
Contract Interest rate Receive	3.25	3.25	3.25	3.25	3.25	3.25	3.25
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025	2015~2025
Contract Amount Pay	₩ 55,595
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.62	2.62	2.62	2.62	2.62	2.62	2.62
Contract Interest rate Receive	3.25	3.25	3.25	3.25	3.25	3.25	3.25
Contract exchange rate	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9	1,111.9
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.25	2.25	2.25	2.25	2.25	2.25	2.25
Contract Interest rate Receive	3.13	3.13	3.13	3.13	3.13	3.13	3.13
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.31	2.31	2.31	2.31	2.31	2.31	2.31
Contract Interest rate Receive	3.13	3.13	3.13	3.13	3.13	3.13	3.13
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027	2017~2027
Contract Amount Pay	₩ 111,610
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.31	2.31	2.31	2.31	2.31	2.31	2.31
Contract Interest rate Receive	3.13	3.13	3.13	3.13	3.13	3.13	3.13
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1	1,116.1
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 108,600
Contract Amount Receive | $			$ 800,000
Contract Interest rate Pay	2.69	2.69	2.69	2.69	2.69	2.69	2.69
Contract Interest rate Receive	3.35	3.35	3.35	3.35	3.35	3.35	3.35
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75	135.75
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028	2018~2028
Contract Amount Pay	₩ 115,387
Contract Amount Receive | $			$ 850,000
Contract Interest rate Pay	2.66	2.66	2.66	2.66	2.66	2.66	2.66
Contract Interest rate Receive	3.35	3.35	3.35	3.35	3.35	3.35	3.35
Contract exchange rate	135.75	135.75	135.75	135.75	135.75	135.75	135.75
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 170,280
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	2.15	2.15	2.15	2.15	2.15	2.15	2.15
Contract Interest rate Receive	3.75	3.75	3.75	3.75	3.75	3.75	3.75
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 170,280
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	2.18	2.18	2.18	2.18	2.18	2.18	2.18
Contract Interest rate Receive	3.75	3.75	3.75	3.75	3.75	3.75	3.75
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 113,520
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.17	2.17	2.17	2.17	2.17	2.17	2.17
Contract Interest rate Receive	3.75	3.75	3.75	3.75	3.75	3.75	3.75
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 227,040
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	2.17	2.17	2.17	2.17	2.17	2.17	2.17
Contract Interest rate Receive	3.75	3.75	3.75	3.75	3.75	3.75	3.75
Contract exchange rate	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2	1,135.2
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank	Korea Citi Bank	Korea Citi Bank	Korea Citi Bank	Korea Citi Bank	Korea Citi Bank
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 239,956
Contract Amount Receive | SFr				SFr 200,000
Contract Interest rate Pay	1.44	1.44	1.44	1.44	1.44	1.44	1.44
Contract Interest rate Receive	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027	2019~2027
Contract Amount Pay	₩ 119,978
Contract Amount Receive | SFr				SFr 100,000
Contract Interest rate Pay	1.43	1.43	1.43	1.43	1.43	1.43	1.43
Contract Interest rate Receive	0.05	0.05	0.05	0.05	0.05	0.05	0.05
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78	1,199.78
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 222,800
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.92	0.92	0.92	0.92	0.92	0.92	0.92
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 111,400
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,114	1,114	1,114	1,114	1,114	1,114	1,114
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.62	3.62	3.62	3.62	3.62	3.62	3.62
Contract Interest rate Receive	4.25	4.25	4.25	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract Interest rate Receive	4.25	4.25	4.25	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.62	3.62	3.62	3.62	3.62	3.62	3.62
Contract Interest rate Receive	4.25	4.25	4.25	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 131,000
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.61	3.61	3.61	3.61	3.61	3.61	3.61
Contract Interest rate Receive	4.25	4.25	4.25	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 262,000
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract Interest rate Receive	4.25	4.25	4.25	4.25	4.25	4.25	4.25
Contract exchange rate	1,310	1,310	1,310	1,310	1,310	1,310	1,310
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea	Export-Import Bank of Korea
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 349,829
Contract Amount Receive | $			$ 1,935,000
Contract Interest rate Pay	4.87	4.87	4.87	4.87	4.87	4.87	4.87
Contract Interest rate Receive	5.16	5.16	5.16	5.16	5.16	5.16	5.16
Contract exchange rate	180.79	180.79	180.79	180.79	180.79	180.79	180.79
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032	2022~2032
Contract Amount Pay	₩ 75,194
Contract Amount Receive | $			$ 415,000
Contract Interest rate Pay	5.00	5.00	5.00	5.00	5.00	5.00	5.00
Contract Interest rate Receive	5.16	5.16	5.16	5.16	5.16	5.16	5.16
Contract exchange rate	181.19	181.19	181.19	181.19	181.19	181.19	181.19
Not Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC	HSBC
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay | $		$ 205,500
Contract Amount Receive | $					$ 300,000
Contract Interest rate Pay	3M Libor + 0.78	3M Libor + 0.78	3M Libor + 0.78	3M Libor + 0.78	3M Libor + 0.78	3M Libor + 0.78	3M Libor + 0.78
Contract Interest rate Receive	3M BBSW + 0.97	3M BBSW + 0.97	3M BBSW + 0.97	3M BBSW + 0.97	3M BBSW + 0.97	3M BBSW + 0.97	3M BBSW + 0.97
Contract exchange rate	0.69	0.69	0.69	0.69	0.69	0.69	0.69
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Contract Interest rate Receive	2.13	2.13	2.13	2.13	2.13	2.13	2.13
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Contract Interest rate Receive	2.13	2.13	2.13	2.13	2.13	2.13	2.13
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 118,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.29	1.29	1.29	1.29	1.29	1.29	1.29
Contract Interest rate Receive	2.13	2.13	2.13	2.13	2.13	2.13	2.13
Contract exchange rate	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8	1,187.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.61	0.61	0.61	0.61	0.61	0.61	0.61
Contract Interest rate Receive	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.61	0.61	0.61	0.61	0.61	0.61	0.61
Contract Interest rate Receive	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026	2020~2026
Contract Amount Pay	₩ 118,910
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.62	0.62	0.62	0.62	0.62	0.62	0.62
Contract Interest rate Receive	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1	1,189.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 52,457
Contract Amount Receive | €						€ 40,000
Contract Interest rate Pay	2.60	2.60	2.60	2.60	2.60	2.60	2.60
Contract Interest rate Receive	1.70	1.70	1.70	1.70	1.70	1.70	1.70
Contract exchange rate	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42	1,311.42
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura	Nomura
Derivative, Term of Contract	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037	2017~2037
Contract Amount Pay	₩ 59,423
Contract Amount Receive | kr							kr 450,000
Contract Interest rate Pay	2.62	2.62	2.62	2.62	2.62	2.62	2.62
Contract Interest rate Receive	2.36	2.36	2.36	2.36	2.36	2.36	2.36
Contract exchange rate	132.05	132.05	132.05	132.05	132.05	132.05	132.05
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27	1.27	1.27	1.27	1.27	1.27	1.27
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27	1.27	1.27	1.27	1.27	1.27	1.27
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 114,230
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	1.27	1.27	1.27	1.27	1.27	1.27	1.27
Contract Interest rate Receive	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3	1,142.3
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41	3.41	3.41	3.41	3.41	3.41	3.41
Contract Interest rate Receive	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41	3.41	3.41	3.41	3.41	3.41	3.41
Contract Interest rate Receive	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027	2022~2027
Contract Amount Pay	₩ 123,710
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.41	3.41	3.41	3.41	3.41	3.41	3.41
Contract Interest rate Receive	3.63	3.63	3.63	3.63	3.63	3.63	3.63
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1	1,237.1
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 320,880
Contract Amount Receive | $		$ 300,000
Contract Interest rate Pay	2.03	2.03	2.03	2.03	2.03	2.03	2.03
Contract Interest rate Receive	3.75	3.75	3.75	3.75	3.75	3.75	3.75
Contract exchange rate	1,069.6	1,069.6	1,069.6	1,069.6	1,069.6	1,069.6	1,069.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas	BNP Paribas
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 111,841
Contract Amount Receive | SFr				SFr 100,000
Contract Interest rate Pay	1.78	1.78	1.78	1.78	1.78	1.78	1.78
Contract Interest rate Receive	0.13	0.13	0.13	0.13	0.13	0.13	0.13
Contract exchange rate	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024	2019~2024
Contract Amount Pay	₩ 111,841
Contract Amount Receive | SFr				SFr 100,000
Contract Interest rate Pay	1.78	1.78	1.78	1.78	1.78	1.78	1.78
Contract Interest rate Receive	0.13	0.13	0.13	0.13	0.13	0.13	0.13
Contract exchange rate	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41	1,118.41
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37	3.37	3.37	3.37	3.37	3.37	3.37
Contract Interest rate Receive	4.13	4.13	4.13	4.13	4.13	4.13	4.13
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37	3.37	3.37	3.37	3.37	3.37	3.37
Contract Interest rate Receive	4.13	4.13	4.13	4.13	4.13	4.13	4.13
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 128,560
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	3.37	3.37	3.37	3.37	3.37	3.37	3.37
Contract Interest rate Receive	4.13	4.13	4.13	4.13	4.13	4.13	4.13
Contract exchange rate	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6	1,285.6
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.47	0.47	0.47	0.47	0.47	0.47	0.47
Contract Interest rate Receive	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 220,600
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.47	0.47	0.47	0.47	0.47	0.47	0.47
Contract Interest rate Receive	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026	2021~2026
Contract Amount Pay	₩ 55,150
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	0.48	0.48	0.48	0.48	0.48	0.48	0.48
Contract Interest rate Receive	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Contract exchange rate	1,103	1,103	1,103	1,103	1,103	1,103	1,103
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 169,335
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	2.26	2.26	2.26	2.26	2.26	2.26	2.26
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 169,335
Contract Amount Receive | $		$ 150,000
Contract Interest rate Pay	2.26	2.26	2.26	2.26	2.26	2.26	2.26
Contract Interest rate Receive	3.88	3.88	3.88	3.88	3.88	3.88	3.88
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole	Credit Agricole
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 112,890
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.26	2.26	2.26	2.26	2.26	2.26	2.26
Contract Interest rate Receive	3.88	3.88	3.88	3.88	3.88	3.88	3.88
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 56,445
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.26	2.26	2.26	2.26	2.26	2.26	2.26
Contract Interest rate Receive	3.88	3.88	3.88	3.88	3.88	3.88	3.88
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Derivative, Term of Contract	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023	2018~2023
Contract Amount Pay	₩ 56,445
Contract Amount Receive | $		$ 50,000
Contract Interest rate Pay	2.26	2.26	2.26	2.26	2.26	2.26	2.26
Contract Interest rate Receive	3.88	3.88	3.88	3.88	3.88	3.88	3.88
Contract exchange rate	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9	1,128.9
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.75	1.75	1.75	1.75	1.75	1.75	1.75
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 245,560
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.75	1.75	1.75	1.75	1.75	1.75	1.75
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025	2020~2025
Contract Amount Pay	₩ 122,780
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.75	1.75	1.75	1.75	1.75	1.75	1.75
Contract exchange rate	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8	1,227.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan	JP Morgan
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.80	2.80	2.80	2.80	2.80	2.80	2.80
Contract Interest rate Receive	3.60	3.60	3.60	3.60	3.60	3.60	3.60
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.80	2.80	2.80	2.80	2.80	2.80	2.80
Contract Interest rate Receive	3.60	3.60	3.60	3.60	3.60	3.60	3.60
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 252,360
Contract Amount Receive | $		$ 200,000
Contract Interest rate Pay	2.83	2.83	2.83	2.83	2.83	2.83	2.83
Contract Interest rate Receive	3.60	3.60	3.60	3.60	3.60	3.60	3.60
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8
Designated as Hedging Instrument
Disclosure of Derivative Currency swap contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Derivative, Term of Contract	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025	2022~2025
Contract Amount Pay	₩ 126,180
Contract Amount Receive | $		$ 100,000
Contract Interest rate Pay	2.85	2.85	2.85	2.85	2.85	2.85	2.85
Contract Interest rate Receive	3.60	3.60	3.60	3.60	3.60	3.60	3.60
Contract exchange rate	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8	1,261.8